Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,899,390
Previously Paid Amount	0.00
Total Fee Amount	676.61
Total Offset Amount	0.00
Net Fee	676.61
Narrative - Max Aggregate Offering Price	$ 4,899,390
Final Prospectus	true